Expenses by Nature - Summary of Expenses by Nature (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense By Nature [Abstract]
Goods and services	kr 123,488	kr 135,554	kr 128,180
Employee remuneration	72,663	67,161	76,502
Amortizations and depreciations	8,599	7,221	8,451
Impairments, obsolescence allowances and revaluation	4,106	3,470	11,531
Inventory increase/decrease	(704)	(2,995)	4,794
Product development	(1,545)	(925)	(1,444)
Expenses charged to cost of sales and operating expenses	kr 206,607	kr 209,486	kr 228,014